                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6174
-------------------------------------------------------------------------------

                            MFS INSTITUTIONAL TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: June 30*
-------------------------------------------------------------------------------

                  Date of reporting period: September 30, 2007
-------------------------------------------------------------------------------

* The MFS Institutional International Research Equity Fund terminated as of July 20, 2007.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND

9/30/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS Institutional International Equity Fund

ISSUER                                                                                          SHARES/PAR            VALUE ($)

COMMON STOCKS - 98.6%

ALCOHOLIC BEVERAGES - 5.3%
Diageo PLC                                                                                        2,917,424        $   64,088,791
Heineken N.V. (l)                                                                                   535,870            35,192,106
Pernod Ricard S.A.                                                                                  271,808            59,357,829
                                                                                                                   --------------
                                                                                                                   $  158,638,726
                                                                                                                   --------------
APPAREL MANUFACTURERS - 3.9%
Li & Fung Ltd.                                                                                    5,661,000        $   24,039,454
LVMH Moet Hennessy Louis Vuitton S.A.                                                               764,358            91,701,630
                                                                                                                   --------------
                                                                                                                   $  115,741,084
                                                                                                                   --------------
AUTOMOTIVE - 4.4%
Bayerische Motoren Werke AG (l)                                                                     483,790        $   31,226,454
Bridgestone Corp.                                                                                 1,129,800            25,011,479
Continental AG                                                                                       91,619            12,679,640
Toyota Motor Corp.                                                                                1,065,700            62,975,082
                                                                                                                   --------------
                                                                                                                   $  131,892,655
                                                                                                                   --------------
BIOTECHNOLOGY - 0.5%
Actelion Ltd. (a)(l)                                                                                295,828        $   16,398,166
                                                                                                                   --------------

BROADCASTING - 3.1%
Societe Television Francaise 1                                                                      533,642        $   14,354,913
Vivendi S.A.                                                                                        511,240            21,595,125
WPP Group PLC                                                                                     4,154,520            56,254,477
                                                                                                                   --------------
                                                                                                                   $   92,204,515
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 2.8%
Julius Baer Holding Ltd.                                                                            582,018        $   43,541,309
Nomura Holdings, Inc.                                                                             2,424,300            40,695,531
                                                                                                                   --------------
                                                                                                                   $   84,236,840
                                                                                                                   --------------
BUSINESS SERVICES - 0.5%
Satyam Computer Services Ltd., ADR                                                                  541,880        $   14,029,273
                                                                                                                   --------------

CHEMICALS - 1.6%
Givaudan S.A.                                                                                        51,260        $   47,400,963
                                                                                                                   --------------

CONGLOMERATES - 1.5%
Smiths Group PLC                                                                                  2,081,710        $   45,517,267
                                                                                                                   --------------

CONSUMER GOODS & SERVICES - 6.6%
Kao Corp. (l)                                                                                     3,105,000        $   92,823,899
L'Oreal S.A.                                                                                        121,090            15,897,737
Reckitt Benckiser PLC                                                                             1,529,352            89,840,082
                                                                                                                   --------------
                                                                                                                   $  198,561,718
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 4.5%
Legrand S.A.                                                                                      1,038,080        $   34,916,411
OMRON Corp.                                                                                         815,100            21,596,758
Schneider Electric S.A.                                                                             617,366            78,057,677
                                                                                                                   --------------
                                                                                                                   $  134,570,846
                                                                                                                   --------------
ELECTRONICS - 7.5%
Canon, Inc.                                                                                       1,459,700        $   79,769,199
Hirose Electric Co. Ltd. (l)                                                                        136,300            16,595,729
Nintendo Co. Ltd.                                                                                    43,000            22,411,644
Ricoh Co. Ltd.                                                                                    1,755,000            37,169,565
Samsung Electronics Co. Ltd.                                                                         72,723            45,692,755
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                  2,107,510            21,328,001
                                                                                                                   --------------
                                                                                                                   $  222,966,893
                                                                                                                   --------------
ENERGY - INDEPENDENT - 1.1%
INPEX Holdings, Inc.                                                                                  3,173        $   32,632,937
                                                                                                                   --------------

ENERGY - INTEGRATED - 4.8%
BG Group PLC                                                                                        790,389        $   13,676,958
Royal Dutch Shell PLC                                                                             1,369,110            56,483,616
TOTAL S.A.                                                                                          883,752            71,911,246
                                                                                                                   --------------
                                                                                                                   $  142,071,820
                                                                                                                   --------------
FOOD & BEVERAGES - 4.9%
Nestle S.A.                                                                                         325,568        $  146,332,128
                                                                                                                   --------------

FOOD & DRUG STORES - 1.0%
Tesco PLC                                                                                         3,215,198        $   28,886,687
                                                                                                                   --------------

GAMING & LODGING - 2.9%
Ladbrokes PLC                                                                                     3,605,674        $   31,841,759
William Hill PLC                                                                                  4,209,045            55,400,077
                                                                                                                   --------------
                                                                                                                   $   87,241,836
                                                                                                                   --------------
INSURANCE - 5.0%
Assicurazioni Generali S.p.A                                                                        359,316        $   15,798,194
AXA                                                                                               1,489,821            66,715,420
QBE Insurance Group Ltd.                                                                            422,698            12,695,599
Swiss Reinsurance Co.                                                                               619,056            55,170,254
                                                                                                                   --------------
                                                                                                                   $  150,379,467
                                                                                                                   --------------
MACHINERY & TOOLS - 0.9%
Fanuc Ltd.                                                                                          263,600        $   26,903,351
                                                                                                                   --------------

MAJOR BANKS - 5.0%
Banco Bilbao Vizcaya Argentaria, S.A.                                                             1,177,900        $   27,634,361
Credit Agricole S.A. (l)                                                                          1,549,190            59,801,372
Erste Bank der oesterreichischen Sparkassen AG                                                      448,640            34,220,385
Intesa Sanpaolo S.p.A                                                                             3,550,875            27,434,233
                                                                                                                   --------------
                                                                                                                   $  149,090,351
                                                                                                                   --------------
MEDICAL EQUIPMENT - 0.7%
Synthes, Inc.                                                                                       191,260        $   21,417,307
                                                                                                                   --------------

METALS & MINING - 0.8%
BHP Billiton PLC                                                                                    681,560        $   24,396,099
                                                                                                                   --------------

NATURAL GAS - DISTRIBUTION - 1.6%
Gaz de France (l)                                                                                   570,080        $   29,645,130
Tokyo Gas Co. Ltd.                                                                                3,791,000            17,677,126
                                                                                                                   --------------
                                                                                                                   $   47,322,256
                                                                                                                   --------------
NETWORK & TELECOM - 0.7%
Ericsson, Inc., "B"                                                                               5,144,640        $   20,616,116
                                                                                                                   --------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 5.8%
Aeon Credit Service Co. Ltd.                                                                      1,100,400        $   11,844,633
HSBC Holdings PLC                                                                                 2,129,730            39,401,374
Komercni Banka A.S.                                                                                  73,666            17,171,375
PT Bank Central Asia Tbk.                                                                        17,845,000            12,000,738
Shizuoka Bank Ltd. (l)                                                                            1,656,000            16,107,517
UBS AG                                                                                            1,417,844            76,277,960
                                                                                                                   --------------
                                                                                                                   $  172,803,597
                                                                                                                   --------------
PHARMACEUTICALS - 8.8%
Bayer AG                                                                                            963,330        $   76,736,875
GlaxoSmithKline PLC                                                                               3,028,470            80,341,789
Roche Holding AG                                                                                    586,430           106,389,973
                                                                                                                   --------------
                                                                                                                   $  263,468,637
                                                                                                                   --------------
RAILROAD & SHIPPING - 1.0%
Canadian National Railway Co.                                                                       522,616        $   29,789,112
                                                                                                                   --------------

SPECIALTY CHEMICALS - 4.8%
Asahi Glass Co. Ltd.                                                                              2,541,000        $   34,216,630
L'Air Liquide S.A.                                                                                  369,316            49,467,261
Linde AG                                                                                            493,360            61,315,662
                                                                                                                   --------------
                                                                                                                   $  144,999,553
                                                                                                                   --------------
SPECIALTY STORES - 0.7%
NEXT PLC                                                                                            496,524        $   19,946,191
                                                                                                                   --------------

TELEPHONE SERVICES - 1.3%
Singapore Telecommunications Ltd.                                                                14,289,050        $   38,651,537
                                                                                                                   --------------

TRUCKING - 1.7%
TNT N.V.                                                                                          1,182,960        $   49,631,407
                                                                                                                   --------------

UTILITIES - ELECTRIC POWER - 2.9%
E.ON AG                                                                                             329,120        $   60,897,503
SUEZ S.A. (l)                                                                                       455,100            26,822,304
                                                                                                                   --------------
                                                                                                                   $   87,719,807
                                                                                                                   --------------
  TOTAL COMMON STOCKS                                                                                              $2,946,459,142
                                                                                                                   --------------

COLLATERAL FOR SECURITIES LOANED - 2.4%
Citigroup Global Markets, Inc., 5.0%, dated 9/28/07, due 10/01/07, total to be received
$71,478,507 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed
securities in an individually traded account)                                                  $ 71,448,737        $   71,448,737
                                                                                                                   --------------

MONEY MARKET FUNDS (v) - 1.4%
MFS Institutional Money Market Portfolio, 5.31%, at Net Asset Value                              41,031,299        $   41,031,299
                                                                                                                   --------------
  TOTAL INVESTMENTS                                                                                                $3,058,939,178
                                                                                                                   --------------

OTHER ASSETS, LESS LIABILITIES - (2.4)%                                                                               (70,348,688)
                                                                                                                   --------------

  NET ASSETS - 100.0%                                                                                              $2,988,590,490
                                                                                                                   --------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INSTITUTIONAL INTERNATIONAL EQUITY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $2,532,155,651
                                                               ==============
Gross unrealized appreciation                                  $  573,275,872
Gross unrealized depreciation                                     (46,492,345)
                                                               --------------
      Net unrealized appreciation (depreciation)               $  526,783,527
                                                               ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At September 30, 2007, the value of securities loaned was $74,829,131. These loans were collateralized by cash of $71,448,737 and U.S. Treasury obligations of $6,768,450.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2007, are as follows:

----------------------------------
France                       20.8%
----------------------------------
United Kingdom               20.3%
----------------------------------
Japan                        18.0%
----------------------------------
Switzerland                  17.2%
----------------------------------
Germany                       8.1%
----------------------------------
Netherlands                   2.8%
----------------------------------
South Korea                   1.5%
----------------------------------
Italy                         1.4%
----------------------------------
Singapore                     1.3%
----------------------------------
Other Countries               8.6%
----------------------------------

MFS(R) INSTITUTIONAL LARGE CAP VALUE FUND

9/30/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS Institutional Large Cap Value Fund

ISSUER                                                                                             SHARES/PAR         VALUE ($)

COMMON STOCKS - 98.8%

AEROSPACE - 8.3%
Lockheed Martin Corp.                                                                                   22,750     $    2,468,147
Northrop Grumman Corp.                                                                                  11,590            904,020
Raytheon Co.                                                                                             2,110            134,660
United Technologies Corp.                                                                               12,390            997,147
                                                                                                                   --------------
                                                                                                                   $    4,503,974
                                                                                                                   --------------
ALCOHOLIC BEVERAGES - 1.1%
Diageo PLC, ADR                                                                                          6,710     $      588,668
                                                                                                                   --------------
APPAREL MANUFACTURERS - 1.5%
NIKE, Inc., "B"                                                                                         13,580     $      796,603
                                                                                                                   --------------
AUTOMOTIVE - 0.6%
Johnson Controls, Inc.                                                                                   2,820     $      333,070
                                                                                                                   --------------
BROADCASTING - 1.7%
Citadel Broadcasting Corp.                                                                                 533     $        2,217
E.W. Scripps Co., "A"                                                                                    3,160            132,720
Viacom, Inc., "B" (a)                                                                                   10,030            390,869
Walt Disney Co.                                                                                          7,180            246,920
WPP Group PLC, ADR                                                                                       2,160            145,800
                                                                                                                   --------------
                                                                                                                   $      918,526
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 4.0%
Franklin Resources, Inc.                                                                                 2,780     $      354,450
Goldman Sachs Group, Inc.                                                                                5,750          1,246,255
Lehman Brothers Holdings, Inc.                                                                           4,830            298,156
Merrill Lynch & Co., Inc.                                                                                3,670            261,598
                                                                                                                   --------------
                                                                                                                   $    2,160,459
                                                                                                                   --------------
BUSINESS SERVICES - 1.0%
Accenture Ltd., "A"                                                                                     13,270     $      534,117
                                                                                                                   --------------
CHEMICALS - 2.5%
Dow Chemical Co.                                                                                         4,480     $      192,909
PPG Industries, Inc.                                                                                    10,310            778,920
Syngenta AG, ADR                                                                                         9,340            404,702
                                                                                                                   --------------
                                                                                                                   $    1,376,531
                                                                                                                   --------------
COMPUTER SOFTWARE - 1.6%
Oracle Corp. (a)                                                                                        39,700     $      859,505
                                                                                                                   --------------
COMPUTER SOFTWARE - SYSTEMS - 1.2%
Hewlett-Packard Co.                                                                                      9,410     $      468,524
International Business Machines Corp.                                                                    1,480            174,344
                                                                                                                   --------------
                                                                                                                   $      642,868
                                                                                                                   --------------
CONSTRUCTION - 2.4%
Masco Corp.                                                                                             29,650     $      686,990
Sherwin-Williams Co.                                                                                     3,880            254,955
Toll Brothers, Inc. (a)                                                                                 18,140            362,619
                                                                                                                   --------------
                                                                                                                   $    1,304,564
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 1.9%
Procter & Gamble Co.                                                                                    14,820     $    1,042,439
                                                                                                                   --------------
CONTAINERS - 0.2%
Smurfit-Stone Container Corp. (a)                                                                        8,010     $       93,557
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 1.4%
Rockwell Automation, Inc.                                                                                5,090     $      353,806
W.W. Grainger, Inc.                                                                                      4,630            422,210
                                                                                                                   --------------
                                                                                                                   $      776,016
                                                                                                                   --------------
ELECTRONICS - 1.5%
Intel Corp.                                                                                             31,120     $      804,763
                                                                                                                   --------------
ENERGY - INDEPENDENT - 2.8%
Apache Corp.                                                                                             5,810     $      523,249
Devon Energy Corp.                                                                                       7,740            643,968
EOG Resources, Inc.                                                                                      4,590            331,995
                                                                                                                   --------------
                                                                                                                   $    1,499,212
                                                                                                                   --------------
ENERGY - INTEGRATED - 10.0%
Chevron Corp.                                                                                            4,903     $      458,823
ConocoPhillips                                                                                           8,590            753,944
Exxon Mobil Corp.                                                                                       17,340          1,604,990
Hess Corp.                                                                                              10,390            691,247
Marathon Oil Corp.                                                                                       3,620            206,412
Royal Dutch Shell PLC, ADR                                                                               3,510            288,452
TOTAL S.A., ADR                                                                                         17,210          1,394,526
                                                                                                                   --------------
                                                                                                                   $    5,398,394
                                                                                                                   --------------
FOOD & BEVERAGES - 2.9%
Kellogg Co.                                                                                              9,570     $      535,920
Nestle S.A., ADR                                                                                         4,790            536,001
PepsiCo, Inc.                                                                                            6,904            505,787
                                                                                                                   --------------
                                                                                                                   $    1,577,708
                                                                                                                   --------------
FOOD & DRUG STORES - 0.8%
CVS Caremark Corp.                                                                                      11,590     $      459,312
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 0.1%
Bowater, Inc.                                                                                            1,800     $       26,856
                                                                                                                   --------------
GAMING & LODGING - 1.1%
Royal Caribbean Cruises Ltd.                                                                            15,900     $      620,577
                                                                                                                   --------------
GENERAL MERCHANDISE - 1.4%
Macy's, Inc.                                                                                            24,110     $      779,235
                                                                                                                   --------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.8%
UnitedHealth Group, Inc.                                                                                 6,090     $      294,939
WellPoint, Inc. (a)                                                                                      8,820            696,074
                                                                                                                   --------------
                                                                                                                   $      991,013
                                                                                                                   --------------
INSURANCE - 8.8%
Allstate Corp.                                                                                          29,376     $    1,680,013
Chubb Corp.                                                                                              5,850            313,794
Genworth Financial, Inc., "A"                                                                           14,890            457,570
Hartford Financial Services Group, Inc.                                                                  5,820            538,641
MetLife, Inc.                                                                                           19,430          1,354,854
Prudential Financial, Inc.                                                                               4,190            408,860
                                                                                                                   --------------
                                                                                                                   $    4,753,732
                                                                                                                   --------------
MACHINERY & TOOLS - 1.3%
Deere & Co.                                                                                              3,080     $      457,134
Eaton Corp.                                                                                              1,320            130,733
Timken Co.                                                                                               3,790            140,799
                                                                                                                   --------------
                                                                                                                   $      728,666
                                                                                                                   --------------
MAJOR BANKS - 8.1%
Bank of America Corp.                                                                                   35,350     $    1,777,044
Bank of New York Mellon Corp.                                                                           21,716            958,544
PNC Financial Services Group, Inc.                                                                       7,980            543,438
State Street Corp.                                                                                       5,460            372,154
SunTrust Banks, Inc.                                                                                     9,730            736,269
                                                                                                                   --------------
                                                                                                                   $    4,387,449
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 7.8%
American Express Co.                                                                                     9,775     $      580,342
Citigroup, Inc.                                                                                         31,210          1,456,571
Fannie Mae                                                                                              16,382            996,189
Freddie Mac                                                                                              4,270            251,973
UBS AG                                                                                                  18,090            963,292
                                                                                                                   --------------
                                                                                                                   $    4,248,367
                                                                                                                   --------------
PHARMACEUTICALS - 6.9%
Abbott Laboratories                                                                                      4,930     $      264,347
GlaxoSmithKline PLC, ADR                                                                                 5,380            286,216
Johnson & Johnson                                                                                       20,470          1,344,879
Merck & Co., Inc.                                                                                       13,760            711,254
Pfizer, Inc.                                                                                            10,840            264,821
Wyeth                                                                                                   19,420            865,161
                                                                                                                   --------------
                                                                                                                   $    3,736,678
                                                                                                                   --------------
PRINTING & PUBLISHING - 0.1%
New York Times Co., "A"                                                                                  3,140     $       62,046
                                                                                                                   --------------
RAILROAD & SHIPPING - 1.0%
Burlington Northern Santa Fe Corp.                                                                       5,660     $      459,422
Norfolk Southern Corp.                                                                                   1,290             66,964
                                                                                                                   --------------
                                                                                                                   $      526,386
                                                                                                                   --------------
SPECIALTY CHEMICALS - 1.4%
Air Products & Chemicals, Inc.                                                                           4,430     $      433,077
Praxair, Inc.                                                                                            3,830            320,801
                                                                                                                   --------------
                                                                                                                   $      753,878
                                                                                                                   --------------
SPECIALTY STORES - 0.8%
Advance Auto Parts, Inc.                                                                                 2,910     $       97,660
Lowe's Cos., Inc.                                                                                        3,330             93,307
Staples, Inc.                                                                                           10,390            223,281
                                                                                                                   --------------
                                                                                                                   $      414,248
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 1.8%
Sprint Nextel Corp.                                                                                     23,510     $      446,690
Vodafone Group PLC, ADR                                                                                 15,196            551,615
                                                                                                                   --------------
                                                                                                                   $      998,305
                                                                                                                   --------------
TELEPHONE SERVICES - 2.0%
AT&T, Inc.                                                                                               7,960     $      336,788
Embarq Corp.                                                                                             6,685            371,686
Telus Corp.                                                                                              2,050            115,107
Verizon Communications, Inc.                                                                             6,110            270,551
                                                                                                                   --------------
                                                                                                                   $    1,094,132
                                                                                                                   --------------
TOBACCO - 3.4%
Altria Group, Inc.                                                                                      26,580     $    1,848,107
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 3.6%
Dominion Resources, Inc.                                                                                 7,084     $      597,181
Entergy Corp.                                                                                            3,520            381,181
FPL Group, Inc.                                                                                          8,710            530,265
PG&E Corp.                                                                                               1,910             91,298
PPL Corp.                                                                                                3,470            160,661
Public Service Enterprise Group, Inc.                                                                    2,050            180,380
                                                                                                                   --------------
                                                                                                                   $    1,940,966
                                                                                                                   --------------
   TOTAL COMMON STOCKS                                                                                             $   53,580,927
                                                                                                                   --------------
MONEY MARKET FUNDS (v) - 1.0%
MFS Institutional Money Market Portfolio, 5.31%, at Net Asset Value                                    530,239     $      530,239
                                                                                                                   --------------
   TOTAL INVESTMENTS                                                                                               $   54,111,166
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - 0.2%                                                                                     105,504
                                                                                                                   --------------
   NET ASSETS - 100.0%                                                                                             $   54,216,670
                                                                                                                   --------------

(a) Non-income producing security.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR   American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INSTITUTIONAL LARGE CAP VALUE FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                          $43,790,105
                                                        ===========
Gross unrealized appreciation                           $11,110,908
Gross unrealized depreciation                              (789,847)
                                                        -----------
      Net unrealized appreciation (depreciation)        $10,321,061
                                                        ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST
            --------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President

Date: November 15, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 15, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.